Share-based payments	12 Months Ended
Jun. 30, 2026
Share-based Payments
Share-based payments

10. Share-based payments

During the year the Company issued ordinary shares to three counterparties in consideration for services received, and 17,699 of the ordinary shares issued for the acquisition of Mirragin RAS Consulting Pty Ltd were provided to the broker of the vendors for services in connection with that acquisition. All arrangements are equity-settled, were with non-employees, vested immediately on issue and carried no service or performance conditions.

Counterparty	Grant date	Shares issued	Restriction	Fair value per share (USD)	Total fair value (USD)
Uniqus Consultech Inc — purchase price allocation services	12 Feb 2026	84,306	12-month lock-up	10.17	857,392
Maxim Group LLC — go-public services (restricted tranche)	12 Feb 2026	1,296,978	6-month lock-up	10.17	13,190,266
Maxim Group LLC — go-public services (unrestricted tranche)	12 Feb 2026	50,000	None	10.17	508,500
Karmic Trading Pty Ltd, Shaishavkumar Patel and 5K Enterprises Pty Ltd — consulting services	12 Feb 2026	26,275	12-month lock-up	10.17	267,217
Broker of the vendors of Mirragin RAS Consulting Pty Ltd — services in connection with the acquisition (Note 37)	12 Feb 2026	17,699	As for the consideration shares	10.17	180,000
		1,475,258			15,003,375
Less: difference from translating the charge at the average rate for the year, recognised in the foreign currency translation reserve					(689,709)
Share-based payment expense recognised in profit or loss					14,313,666

Measurement

IFRS 2 paragraph 13 presumes that the fair value of services received from parties other than employees can be estimated reliably. The Group has rebutted that presumption. Each arrangement specified a number of shares rather than a price for the services; the services, being advice and support in connection with the listing and the acquisitions and purchase price allocation work, were bespoke to those transactions and have no observable market price; and no cash fee was quoted or agreed. The services have therefore been measured by reference to the fair value of the shares issued, at USD 10.17 per share, being the price at which an unrelated investor subscribed for 196,638 ordinary shares for cash consideration of USD 1,999,808 on 11 February 2026, the day before the Company’s shares were admitted to quotation on The Nasdaq Global Market.

No discount for lack of marketability has been applied, including to the tranches subject to a lock-up.

The share-based payment expense recognised in profit or loss for the year is USD 14,313,666, on the shares issued for services set out above. It includes AUD 252,950.88 (USD 180,000 at the acquisition date) in respect of the 17,699 ordinary shares issued for Mirragin RAS Consulting Pty Ltd and provided to the broker of the vendors, which is a cost of the Group arising on the acquisition date and is excluded from the consideration transferred (Note 37). The corresponding credit has been made directly to issued capital, no share-based payment reserve being required as the shares were fully issued and vested at the measurement date with no residual service period.